The Gabelli Multimedia Trust Inc.

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.1%
	DISTRIBUTION COMPANIES — 60.2%
	Broadcasting — 10.7%
10,000	Asahi Broadcasting Corp.	$65,572
66,000	CBS Corp., Cl. A, Voting	2,861,100
16,000	CBS Corp., Cl. B, Non-Voting	645,920
6,400	Chubu-Nippon Broadcasting Co. Ltd.	37,882
16,000	Cogeco Inc.	1,152,614
30,000	Corus Entertainment Inc., OTC, Cl. B	120,000
155,000	Corus Entertainment Inc., Toronto, Cl. B	618,900
34,000	Discovery Inc., Cl. A†	905,420
176,000	Discovery Inc., Cl. C†	4,333,120
30,000	Fox Corp., Cl. A	946,050
25,000	Fox Corp., Cl. B	788,500
81,000	Grupo Radio Centro SAB de CV, Cl. A†	24,381
16,000	Informa plc	167,611
350,000	ITV plc	541,798
4,550	Lagardere SCA	100,674
11,500	Liberty Broadband Corp., Cl. A†	1,201,980
31,800	Liberty Broadband Corp., Cl. C†	3,328,506
18,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	748,260
95,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,986,200
68,566	Media Prima Berhad†	7,697
65,000	MSG Networks Inc., Cl. A†	1,054,300
36,000	Nippon Television Holdings Inc.	460,800
4,650	NRJ Group	33,451
3,000	RTL Group SA	156,888
34,000	Salem Media Group Inc.	52,020
32,000	Sinclair Broadcast Group Inc., Cl. A	1,367,680
22,000	TEGNA Inc.	341,660
45,000	Television Broadcasts Ltd.	73,376
23,000	Television Francaise 1	201,930
65,000	Tokyo Broadcasting System Holdings Inc.	1,050,821
240,000	TV Azteca SA de CV	11,797

		27,386,908

	Business Services — 1.9%
6,000	Carlisle Support Sevices Group Ltd.†(a)	590
50,000	Emerald Expositions Events Inc.	486,500
4,000	Fluent Inc.†	10,940
6,000	Impellam Group plc†	29,362
2,000	Qumu Corp.†	6,660
16,500	S&P Global Inc.	4,042,170
10,000	Zayo Group Holdings Inc.†	339,000

		4,915,222

	Cable — 10.2%
25,000	Altice Europe NV†	130,794
32,000	AMC Networks Inc., Cl. A†	1,573,120
450	Cable One Inc.	564,615
6,600	Charter Communications Inc., Cl. A†	2,719,992

Shares		Market Value
36,000	Cogeco Communications Inc.	$2,901,249
133,000	Comcast Corp., Cl. A	5,995,640
32,931	Liberty Global plc, Cl. A†	815,042
155,177	Liberty Global plc, Cl. C†	3,691,661
19,400	MultiChoice Group†	151,114
104,000	Rogers Communications Inc., New York, Cl. B	5,067,920
88,000	Shaw Communications Inc., New York, Cl. B	1,730,080
4,000	Telenet Group Holding NV†	188,780
105,000	WideOpenWest Inc.†	646,800

		26,176,807

	Computer Software and Services — 0.5%
5,000	CyrusOne Inc., REIT	395,500
165,000	Groupon Inc.†	438,900
5,000	SVMK Inc.†	85,500
1,000	Tencent Holdings Ltd.	42,130
13,000	Zuora Inc., Cl. A†	195,650

		1,157,680

	Consumer Services — 1.8%
2,232	Expedia Group Inc.	300,003
12,500	IAC/InterActiveCorp.†	2,724,625
30,000	Liberty TripAdvisor Holdings Inc., Cl. A†	282,300
115,000	Qurate Retail Inc., Cl. A†	1,186,225

		4,493,153

	Diversified Consumer Services — 0.0%
8,000	Monitronics International Inc.†	60,000

	Diversified Industrial — 0.8%
16,000	Bouygues SA	640,893
3,000	Fortune Brands Home & Security Inc.	164,100
23,000	Jardine Strategic Holdings Ltd.	687,240
6,000	Malaysian Resources Corp. Bhd	1,053
50,000	Trine Acquisition Corp.†	517,500

		2,010,786

	Entertainment — 10.1%
65,000	Borussia Dortmund GmbH & Co. KGaA	653,918
55,000	Entertainment One Ltd.	382,757
35,000	Gogo Inc.†	211,050
325,000	Grupo Televisa SAB, ADR	3,178,500
18,000	Liberty Media Corp.- Liberty Braves, Cl. A†	500,940
97,020	Liberty Media Corp.- Liberty Braves, Cl. C†	2,692,305
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	316,720
27,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,122,930
4,000	M6 Metropole Television SA	65,615
28,000	Naspers Ltd., Cl. N	4,243,077
4,500	Netflix Inc.†	1,204,290
67,073	Reading International Inc., Cl. A†	802,193
8,000	Reading International Inc., Cl. B†	200,000
4,000	Roku Inc.†	407,040

1

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Entertainment (Continued)
40,000	Sirius XM Holdings Inc.	$250,200
24,000	Take-Two Interactive Software Inc.†	3,008,160
24,600	The Madison Square Garden Co., Cl. A†	6,482,592
550,000	Wow Unlimited Media Inc.†(b)	240,782
20,000	Wow Unlimited Media Inc.†	8,756

		25,971,825

	Equipment — 0.8%
3,600	Amphenol Corp., Cl. A	347,400
44,000	Corning Inc.	1,254,880
200	Furukawa Electric Co. Ltd.	4,807
6,500	QUALCOMM Inc.	495,820

		2,102,907

	Financial Services — 2.8%
15,000	Caribbean Investment Holdings Ltd.†	3,043
35,500	Kinnevik AB, Cl. A	975,488
32,000	Kinnevik AB, Cl. B	841,605
4,800	LendingTree Inc.†	1,490,064
37,000	PayPal Holdings Inc.†	3,832,830
14,000	Waterloo Investment Holdings Ltd.†(a)	3,500

		7,146,530

	Food and Beverage — 0.4%
7,000	Davide Campari-Milano SpA	63,250
2,800	Pernod Ricard SA	498,676
2,500	Remy Cointreau SA	331,891

		893,817

	Information Technology — 0.8%
26,500	Prosus NV†	1,945,322

	Real Estate — 1.2%
12,500	American Tower Corp., REIT	2,764,125
3,000	Crown Castle International Corp., REIT	417,030
15,000	Midway Investments†(a)	184

		3,181,339

	Retail — 0.3%
200	Amazon.com Inc.†	347,182
4,400	Best Buy Co. Inc.	303,556

		650,738

	Satellite — 4.0%
96,941	DISH Network Corp., Cl. A†	3,302,780
242,199	Dish TV India Ltd., GDR	56,675
64,000	EchoStar Corp., Cl. A†	2,535,680
33,000	Intelsat SA†	752,400
30,000	Iridium Communications Inc.†	638,400
68,500	Loral Space & Communications Inc.†	2,835,900
250,000	PT Indosat Tbk†	50,194

Shares		Market Value
3,000	SKY Perfect JSAT Holdings Inc.	$12,125

		10,184,154

	Telecommunications: Long Distance — 1.3%
58,000	AT&T Inc.	2,194,720
5,594	BCE Inc., Toronto	270,569
150,000	Sprint Corp.†	925,500

		3,390,789

	Telecommunications: National — 5.0%
5,000	China Telecom Corp. Ltd., ADR	227,850
5,000	China Unicom Hong Kong Ltd., ADR	52,450
61,000	Deutsche Telekom AG, ADR	1,019,310
16,000	Elisa Oyj	824,877
3,605	Hellenic Telecommunications Organization SA	49,666
60,000	Inmarsat plc	431,422
10,000	Liberty Latin America Ltd., Cl. A†	170,700
50,000	Liberty Latin America Ltd., Cl. C†	854,750
1,000	Magyar Telekom Telecommunications plc, ADR	7,060
4,000	Maroc Telecom	58,422
20,000	Megacable Holdings SAB de CV	80,562
10,000	Nippon Telegraph & Telephone Corp.	476,856
5,000	Oi SA, ADR†	1,932
4,000	Orange SA, ADR	62,280
22,000	PLDT Inc., ADR	484,000
6,000	PT Telekomunikasi Indonesia Persero Tbk, ADR	180,660
6,000	Rostelecom PJSC, ADR	44,010
22,000	Swisscom AG, ADR	1,083,940
6,000	Telecom Argentina SA, ADR	60,000
340,000	Telecom Italia SpA†	194,001
50,000	Telecom Italia SpA	27,336
17,500	Telefonica Brasil SA, ADR	230,475
105,710	Telefonica SA, ADR	803,396
145,000	Telekom Austria AG	1,054,149
55,000	Telesites SAB de CV†	36,371
15,172	Telia Co. AB	67,922
2,400	Telstra Corp. Ltd., ADR	28,344
100,000	VEON Ltd., ADR	240,000
66,000	Verizon Communications Inc.	3,983,760

		12,836,501

	Telecommunications: Regional — 2.8%
48,000	CenturyLink Inc.	599,040
16,000	Cincinnati Bell Inc.†	81,120
50,088	GCI Liberty Inc., Cl. A†	3,108,962
79,500	Telephone & Data Systems Inc.	2,051,100
40,000	TELUS Corp., New York	1,424,800

		7,265,022

	Wireless Communications — 4.8%
50,000	Altice USA Inc., Cl. A†	1,434,000
55,000	America Movil SAB de CV, Cl. L, ADR	817,300
240,000	Jasmine International PCL(a)	50,221

2

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Wireless Communications (Continued)
65,000	Millicom International Cellular SA, SDR	$3,153,580
80,000	NTT DOCOMO Inc.	2,036,902
19,000	Orascom Investment Holding, GDR†	2,755
60,000	ORBCOMM Inc.†	285,600
34,000	SK Telecom Co. Ltd., ADR	754,800
4,203	TIM Participacoes SA, ADR	60,355
26,000	T-Mobile US Inc.†	2,048,020
10,000	Turkcell Iletisim Hizmetleri A/S, ADR	57,800
30,000	United States Cellular Corp.†	1,127,400
25,000	Vodafone Group plc, ADR	497,750

		12,326,483

	TOTAL DISTRIBUTION COMPANIES	154,095,983

	COPYRIGHT/CREATIVITY COMPANIES — 34.9%
	Business Services — 0.1%
8,000	Scientific Games Corp.†	162,800

	Business Services: Advertising — 1.7%
1,000	Boston Omaha Corp., Cl. A†	19,830
275,000	Clear Channel Outdoor Holdings Inc.†	693,000
1,500	Harte-Hanks Inc.†	4,575
13,000	JCDecaux SA	351,968
9,400	Lamar Advertising Co., Cl. A, REIT	770,142
27,000	National CineMedia Inc.	221,400
15,000	Ocean Outdoor Ltd.†	116,250
1,500	Publicis Groupe SA	73,768
4,000	Ströeer SE & Co. KGaA	304,533
10,000	Telaria Inc.†	69,100
75,000	The Interpublic Group of Companies Inc.	1,617,000

		4,241,566

	Computer Hardware — 2.0%
23,000	Apple Inc.	5,151,310

	Computer Software and Services — 9.7%
38,000	Activision Blizzard Inc.	2,010,960
4,000	Actua Corp.†(a)	1,780
4,800	Alphabet Inc., Cl. A†	5,861,472
1,300	Alphabet Inc., Cl. C†	1,584,700
5,000	Blucora Inc.†	108,200
39,000	comScore Inc.†	74,490
60,000	eBay Inc.	2,338,800
6,000	Electronic Arts Inc.†	586,920
39,200	Facebook Inc., Cl. A†	6,980,736
5,000	GrubHub Inc.†	281,050
95,000	Hewlett Packard Enterprise Co.	1,441,150
100,000	Internap Corp.†	258,000
14,000	InterXion Holding NV†	1,140,440
10,000	Microsoft Corp.	1,390,300
7,000	QTS Realty Trust Inc., Cl. A, REIT	359,870

Shares		Market Value
300	Red Violet Inc.†	$3,783
12,000	SoftBank Group Corp.	470,566

		24,893,217

	Consumer Products — 0.9%
2,000	Nintendo Co. Ltd.	740,254
33,000	Nintendo Co. Ltd., ADR	1,537,800

		2,278,054

	Consumer Services — 0.1%
14	Liq Participacoes SA†	38
2,837	Marriott Vacations Worldwide Corp.	293,942
10,000	Spark Networks SE, ADR†	55,300

		349,280

	Electronics — 5.1%
2,000	IMAX Corp.†	43,900
5,000	Intel Corp.	257,650
3,440	Koninklijke Philips NV	158,687
29,036	Micro Focus International plc, ADR	410,859
30,000	Resideo Technologies Inc.†	430,500
197,000	Sony Corp., ADR	11,648,610

		12,950,206

	Entertainment — 6.1%
79,200	GMM Grammy Public Co. Ltd.	29,261
34,000	Lions Gate Entertainment Corp., Cl. B	297,160
22,000	Live Nation Entertainment Inc.†	1,459,480
11,000	Manchester United plc, Cl. A	180,730
17,000	STV Group plc	80,474
10,000	Tencent Music Entertainment Group, ADR†	127,700
48,000	The Walt Disney Co.	6,255,360
52,000	Universal Entertainment Corp.	1,678,428
50,000	Viacom Inc., Cl. A	1,313,000
53,000	Viacom Inc., Cl. B	1,273,590
85,000	Vivendi SA	2,332,828
8,000	World Wrestling Entertainment Inc., Cl. A	569,200

		15,597,211

	Hotels and Gaming — 6.5%
100,000	Boyd Gaming Corp.	2,395,000
1,800	Churchill Downs Inc.	222,219
15,000	Full House Resorts Inc.†	32,400
14,000	Golden Entertainment Inc.†	186,060
4,200	Greek Organization of Football Prognostics SA	43,192
18,427	GVC Holdings plc	168,431
70,000	International Game Technology plc	994,700
20,000	Las Vegas Sands Corp.	1,155,200
180,250	Mandarin Oriental International Ltd.	281,190
31,500	Melco Resorts & Entertainment Ltd., ADR	611,415
22,000	MGM China Holdings Ltd.	34,301
74,000	MGM Resorts International	2,051,280
4,000	Penn National Gaming Inc.†	74,500
70,700	Ryman Hospitality Properties Inc., REIT	5,783,967

3

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Hotels and Gaming (Continued)
25,000	Wynn Resorts Ltd.	$2,718,000

		16,751,855

	Publishing — 1.5%
13,000	AH Belo Corp., Cl. A	48,750
20,000	Arnoldo Mondadori Editore SpA†	35,227
974,000	Bangkok Post plc†	61,462
800	Graham Holdings Co., Cl. B	530,760
800	John Wiley & Sons Inc., Cl. B	36,520
11,000	Meredith Corp.	403,260
5,263	Nation International Edutainment Public Co. Ltd.†	430
1,000,000	Nation Multimedia Group Public Co. Ltd.†	6,539
28,000	News Corp., Cl. A	389,760
50,000	News Corp., Cl. B	714,750
6,779	Novus Holdings Ltd.	1,267
1,000	Scholastic Corp.	37,760
247,000	Singapore Press Holdings Ltd.	371,711
600	Spir Communication SA†(a)	2,616
78,000	The E.W. Scripps Co., Cl. A	1,035,840
2,000	Wolters Kluwer NV	146,010

		3,822,662

	Real Estate — 1.2%
5,000	Equinix Inc., REIT	2,884,000
12,000	Outfront Media Inc., REIT	333,360

		3,217,360

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	89,415,521

	TOTAL COMMON STOCKS	243,511,504

	CLOSED-END FUNDS — 1.0%
130,000	Altaba Inc.	2,532,400

	PREFERRED STOCKS — 0.1%
	DISTRIBUTION COMPANIES — 0.1%
	Telecommunications: Regional — 0.1%
5,500	GCI Liberty Inc., Ser. A, 7.000%	144,265

	RIGHTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Broadcasting — 0.0%
14,000	Media General Inc., CVR†(a)	0

	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Real Estate — 0.0%
600	Malaysian Resources Corp. Bhd, expire 10/29/27†	30

Shares		Market Value
	Telecommunications — 0.0%
117,647	Jasmine International PCL, expire 07/05/20†	$12,309

	TOTAL WARRANTS	12,339

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.0%
	Distribution Companies — 0.0%
$ 100,000	Gogo Inc., 6.000%, 05/15/22(b)	119,616

	U.S. GOVERNMENT OBLIGATIONS — 3.8%
9,741,000	U.S. Treasury Bills, 1.793% to 2.096%††, 10/10/19 to 12/26/19	9,708,071

	TOTAL INVESTMENTS — 100.0%
	(Cost $201,405,631)	$256,028,195

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	76.0%	$194,561,209
Europe	11.0	28,047,637
Japan	7.9	20,221,423
Latin America	1.8	4,542,555
South Africa	1.7	4,395,457
Asia/Pacific	1.6	4,198,737
Africa/Middle East	0.0 *	61,177

Total Investments	100.0%	$256,028,195

*	Amount represents less than 0.05%.

4